UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6578
The Glenmede Portfolios
(Exact name of registrant as specified in charter)
200 Clarendon Street Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip Code)
Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)
Registrant’s telephone number, including area code:	1-800-442-8299
Date of fiscal year end:	October 31, 2006
Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments. – The schedules of investments for the period ended January 31, 2006 are filed herewith.

THE GLENMEDE PORTFOLIOS
Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS — 98.4% *
	Pennsylvania — 98.4%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (MBIA Insured), 5.375%, 11/1/14	$109,294
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured), 5.00%, 3/1/17	213,934
200,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh, Health Center, Series A, (MBIA Insured), 5.30%, 4/1/08	207,864
	Allegheny County, PA, Industrial Development Authority Revenue, Carnegie Library of Pittsburgh, (AMBAC Insured):
205,000	4.25%, 6/1/09	210,590
215,000	4.25%, 12/1/09	221,452
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101, 5.30%, 3/1/10	319,275
100,000	Allegheny County, PA, Sanitation Authority Revenue, (MBIA Insured), 5.00%, 12/1/17	107,738
500,000	Allegheny County, PA, Sanitation Authority Sewer Revenue, (MBIA Insured), 5.375%, 12/1/15	545,005
500,000	Boyertown, PA, Area School District, (FSA Insured), 5.00%, 10/1/17	538,225
375,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured), 6.125%, 7/1/10	396,394
400,000	Dauphin County, PA, Refunding, Series B, (AMBAC Insured), 5.00%, 11/15/17	430,852
285,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100, 5.25%, 7/1/16	313,221

$215,000	Delaware River Joint Toll Bridge Commission, Revenue (MBIA Insured), 5.25%, 7/1/16	$234,470
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured), 5.25%, 1/1/12	795,367
	Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue, Escrowed to Maturity:
120,000	6.00%, 1/15/10	127,475
105,000	6.50%, 1/15/11	113,910
700,000	Delaware River Port Authority, PA and NJ, Refunding, Series A, (FSA Insured), 5.25%, 1/1/09	736,050
100,000	Delaware River Port Authority, PA and NJ, Refunding, Series B, (AMBAC Insured), 5.25%, 1/1/09	105,150
	Downington, PA, Area School District, General Obligation Unlimited:
300,000	5.50%, 2/1/10	323,004
500,000	5.25%, 4/1/14	536,190
500,000	4.90%, 4/1/16	526,875
390,000	Geisinger Authority, PA, Health System, Refunding, 5.00%, 8/15/08	403,322
400,000	Great Valley School District, Chester County PA, (FSA State Aid Withholding), 5.00%, 2/15/18	432,456
250,000	Harrisburg, PA Authority, Recovery Facilities Revenue, Series D-2, (FSA Insured), 5.00%, 12/1/33	266,570
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured), 5.50%, 5/15/11	218,544
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100, 4.90%, 9/1/09	103,702
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured), 4.00%, 10/1/09	302,784
630,000	Jim Thorpe, PA, Area School District, (FSA Insured), 5.00%, 3/15/18	675,738
30,000	Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity, 6.00%, 4/1/12	31,960
120,000	Lebanon County, PA, Series B, General Obligation Unlimited, Refunding, (FGIC Insured), 4.00%, 10/15/09	122,473

$250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Witholding), 5.00%, 11/15/17	$270,135
290,000	Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity, 6.20%, 11/1/13	316,178
500,000	Northampton County, PA, General Obligation Unlimited, 5.00%, 8/15/13	523,650
425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University, 5.25%, 11/15/09	452,939
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured), 4.60%, 11/15/10	332,335
225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue, 4.00%, 7/1/09	227,286
230,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 61B, Revenue, 5.20%, 10/1/14	236,454
370,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, (MBIA Insured), First Series, 4.00%, 7/15/09	377,259
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured), 5.00%, 8/15/10	530,635
435,000	Pennsylvania State Higher Educational Facilties Authority Revenue, University of Pennsylvania Health Services, Series A, 5.375%, 1/15/15	451,782
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured):
145,000	5.25%, 12/1/13	153,390
60,000	5.25%, 12/1/14	63,472
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Unrefunded Balance Series A, (AMBAC Insured):
105,000	5.25%, 12/1/13	110,900
40,000	5.25%, 12/1/14	42,248
250,000	Pennsylvania State University, College and University Revenues, Series A, (General Obligation of University), 5.00%, 8/15/13	260,767
275,000	Pennsylvania State, General Obligation Unlimited, Refunding, (AMBAC Insured), 5.125%, 9/15/11	284,276

$150,000	Pennsylvania State, Intermediate Unit 1, Educational Facilities Revenue Refunding, (AMBAC Insured), 4.00%, 10/15/09	$153,091
250,000	Pennsylvania State, Refunding, Third Series, 4.00%, 9/1/10	255,565
125,000	Pennsylvania State, Second Series, General Obligation Unlimited, 5.25%, 10/1/10	133,628
	Philadelphia, PA, General Obligation Unlimited, (FSA Insured):
400,000	5.00%, 9/15/11	425,544
500,000	5.25%, 9/15/13	534,780
150,000	5.25%, 9/15/16	160,578
460,000	Philadelphia, PA, General Obligation Unlimited, Series A (XLCA Insured), 5.25%, 2/15/14	495,990
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured), 5.25%, 5/15/09	525,740
250,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series B, (FSA Insured), 5.25%, 11/15/18	267,268
600,000	Pittsburgh, PA, Public Parking Authority Revenue, Series A, (FGIC Insured), 5.00%, 12/1/16	645,420
350,000	Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni Government Guaranteed), 5.00%, 9/1/12	363,052
100,000	Radnor Township, PA, Refunding, General Obligation Unlimited, Series A, 4.00%, 12/15/10	101,693
210,000	Ringgold, PA, School District, Escrowed to Maturity, 6.20%, 1/15/13	229,129
250,000	Seneca Valley, PA, School District, Series A, General Obligation Unlimited, 4.85%, 7/1/11	257,153
100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured), 4.50%, 9/1/10	102,571
400,000	Southeastern Pennsylvania Transportation Authority, PA, Special Revenue, (FGIC Insured), 5.45%, 3/1/11	416,512
325,000	State Public School Building Authority, PA, School Revenue, Clearfield Career & Technology Center, (XCLA Insured), 4.00%, 9/15/12	329,297
250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), Prerefunded to 2/1/11 @100, 5.25%, 2/1/12	269,588

$500,000	Swarthmore Boro Authority, PA, College Revenue, 4.50%, 9/15/10		$521,760
400,000	University of Pittsburgh, PA, Refunded Series B, (MBIA Insured), 5.50%, 6/1/09		418,612
125,000	Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid Withholding), 5.00%, 5/15/09		127,550
200,000	Wilkes Barre, PA, Area School District, General Obligation Unlimited, (FGIC Insured), 5.25%, 4/1/14		204,280
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured), 5.50%, 5/1/15		271,365
			21,513,756
	TOTAL MUNICIPAL BONDS (Cost $21,295,582)		21,513,756
TOTAL INVESTMENTS (Cost $21,295,582) (1)		98.4%	$21,513,756
OTHER ASSETS IN EXCESS OF LIABILITIES		1.6	338,967
NET ASSETS		100.0%	$21,852,723

*	Percentages indicated are based on net assets.
(1)	Aggregate cost for federal tax purposes was $21,295,582.
Abbreviations:
AMBAC —	American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
MBIA —	Municipal Bond Investors Assurance
XCLA —	XL Capital Assurance, Inc.

See Notes to Schedules of Investments

THE GLENMEDE PORTFOLIOS
New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2006 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS — 97.2% *
	New Jersey — 86.0%
$100,000	Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA Insured), 5.55%, 2/1/07	$102,332
	Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC Insured), Series A:
200,000	5.125%, 12/15/11	204,666
150,000	5.125%, 12/15/12	153,499
370,000	Brigantine, NJ, General Obligation Unlimited, (MBIA Insured), 5.00%, 8/15/12	373,515
350,000	Burlington County, NJ, Bridge Commission Revenue, (County Guaranteed), 5.25%, 10/1/13	381,636
150,000	Cherry Hill Township, NJ, General Obligation Unlimited, (FGIC Insured), Prerefunded 7/15/09 @ 100, 5.125%, 7/15/10	158,215
100,000	Delaware River & Bay Authority, Public Improvements Revenue, Series A, 5.10%, 1/1/08	103,126
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured), 5.00%, 7/1/13	124,075
150,000	Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Refunding, (AMBAC Insured), Series B, 5.25%, 1/1/09	157,725
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity:
150,000	5.625%, 1/15/09	155,427
175,000	6.00%, 1/15/10	185,901
100,000	6.50%, 1/15/11	108,486
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured), 5.00%, 2/1/14	264,875

$200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00%, 8/15/12	$211,394
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00%, 4/1/16	269,722
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured), 5.00%, 3/1/13	250,931
200,000	Maplewood Township, NJ, General Improvements, General Obligation Unlimited, (FSA Insured), 5.00%, 2/1/09	209,328
100,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste, (County Guaranteed), Series 97, 5.20%, 9/15/08	104,557
145,000	Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed), 5.45%, 9/15/11	148,387
	Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured):
250,000	5.00%, 12/1/12	264,875
375,000	5.20%, 12/1/14	400,710
100,000	Monmouth County, NJ, Improvement Authority, Revenue, Series A, (AMBAC Muni Government Guaranteed), 5.25%, 12/1/16	109,703
100,000	Morris County, NJ, General Improvement, General Obligation Unlimited, 4.625%, 8/15/08	102,054
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded, 12/1/08 @ 100, (MBIA Insured), 5.00%, 12/1/13	83,448
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured), 5.00%, 12/1/13	20,809
500,000	New Jersey Building Authority State Building Revenue, 5.00%, 6/15/13	518,465
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (FSA Insured), 5.25%, 3/1/12	325,284
250,000	New Jersey Sports & Exposition Authority, 5.00%, 3/1/17	271,370

$500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding, 5.125%, 9/1/14	$525,970
250,000	New Jersey Sports & Exposition Authority State Contract, General Improvements, Series A, 5.00%, 3/1/10	263,337
100,000	New Jersey State Economic Development Authority, Parking Facility Improvements, Elizabeth Development Project, (FGIC Insured), 5.20%, 10/15/08	104,684
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, Prerefunded 6/15/12 @ 100, 5.00%, 6/15/16	215,808
250,000	New Jersey State Educational Facilities Authority, (AMBAC Insured), 5.00%, 7/1/17	269,040
500,000	New Jersey State Educational Facilities Authority, (FSA Insured), 5.00%, 9/1/14	541,410
300,000	New Jersey State Educational Facilities Authority, Revenue, High Education Capital Improvement, Series B, Prerefunded to 9/1/10 @100, 5.00%, 9/1/14	318,021
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (FSA Insured), Series A, 5.00%, 9/1/16	541,115
100,000	New Jersey State Educational Facilities Authority, Revenue, Institutional Advanced Studies, Series F, 5.00%, 7/1/09	103,868
200,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy Health System Project, (MBIA Insured), Series A, 5.00%, 7/1/09	205,926
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B:
450,000	5.55%, 11/1/09	464,692
250,000	5.75%, 11/1/11	264,728
150,000	New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA Insured), Series P, 5.05%, 4/1/07	152,178
130,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, Prerefunded, 6/15/09 @ 100, 5.00%, 6/15/13	136,464

$70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, 5.75%, 1/1/18	$75,344
180,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, Prerefunded to 1/01/10 @ 100, 5.75%, 1/1/18	194,972
250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity, 5.00%, 6/15/11	267,603
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance, 5.25%, 9/1/13	10,216
250,000	Ocean County, NJ, General Obligation Unlimited, Refunding, Series B, Prerefunded to 12/15/07 @100, 4.875%, 12/15/09	259,628
800,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, 5.00%, 1/1/12	827,688
325,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, (General Obligation of Authority), 5.125%, 1/1/11	336,612
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured), 5.25%, 6/1/15	216,424
	Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board Residual Fund Insured):
250,000	5.15%, 5/1/12	262,155
100,000	5.15%, 5/1/13	104,862
500,000	Ridgewood, NJ, Board of Education, General Obligation Unlimited, 5.20%, 10/1/08	524,040
400,000	South Jersey Transportation Authority, NJ, Transportation System, Revenue, (FSA Insured), 4.00%, 11/1/09	408,040
500,000	Union County, NJ, 5.00%, 3/1/17	530,070
150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured), 5.35%, 3/15/10	160,929
500,000	West Deptford Township, NJ, General Obligation Unlimited, (AMBAC Insured), 5.20%, 3/1/11	510,805
		14,561,144

	Pennsylvania — 6.5%
$565,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100, 5.25%, 7/1/16		$620,946
435,000	Delaware River Joint Toll Bridge Commission, Revenue (MBIA Insured), 5.25%, 7/1/16		474,394
			1,095,340
	Puerto Rico — 4.7%
250,000	Puerto Rico Commonwealth Appropration, Revenue, Series A, (MBIA Insured), (LOC: Government Development Bank for Puerto Rico), Mandatory Put, 2/1/12 @ 100, 4.10%, 8/1/29		254,973
500,000	Puerto Rico Municipal Finance Agency, 5.25%, 8/1/18		541,110
			796,083
	TOTAL MUNICIPAL BONDS (Cost $16,180,506)		16,452,567
TOTAL INVESTMENTS (Cost $16,180,506) (1)		97.2%	$16,452,567
OTHER ASSETS IN EXCESS OF LIABILITIES		2.8	469,774
NET ASSETS		100.0%	$16,922,341

*	Percentages indicated are based on net assets.
(1)	Aggregate cost for federal tax purposes was $16,180,781.
Abbreviations:
AMBAC —	American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
LOC —	Letter of Credit
MBIA —	Municipal Bond Investors Assurance

See Notes to Schedules of Investments

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Investments (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of January 31, 2006, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities:   Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”). Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Securities Transactions and Investment Income:   Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of January 31, 2006, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$329,913	$111,739	$218,174
New Jersey Muni Portfolio	340,395	68,609	271,786

3. Concentration of Credit

The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies, instrumentalities and authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than a municipal bond fund that is not concentrated to the same extent in these issuers.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) During the Registrant’s last fiscal quarter enhanced controls relating to the recording of capital gains and losses were implemented.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS
By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date	3/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date	3/29/06